PENSION COSTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
PENSION COSTS
Pension scheme, Contribution made	$ 950	$ 1,973	$ 5,275	$ 10,064